Organization	12 Months Ended
Dec. 31, 2023
Organization
1.   Organization
Blackstone Inc., together with its consolidated subsidiaries (“Blackstone” or the “Company”), is the world’s largest alternative asset manager. Blackstone’s asset management business includes global investment strategies focused on real estate, private equity, infrastructure, life sciences, growth equity, credit, real assets, secondaries and hedge funds. “Blackstone Funds” refers to the funds and other vehicles that are managed by Blackstone. Blackstone’s business is organized into four segments: Real Estate, Private Equity, Credit & Insurance and Multi-Asset Investing.
Blackstone Inc. was initially formed as The Blackstone Group L.P., a Delaware limited partnership, on March 12, 2007. Prior to its conversion on July 1, 2019 to a Delaware corporation, Blackstone Inc. was managed and operated by Blackstone Group Management L.L.C., which is wholly owned by Blackstone’s senior managing directors and controlled by one of Blackstone’s founders, Stephen A. Schwarzman (the “Founder”).
The activities of Blackstone are conducted through its holding partnerships: Blackstone Holdings I L.P., Blackstone Holdings AI L.P., Blackstone Holdings II L.P., Blackstone Holdings III L.P. and Blackstone Holdings IV L.P. (collectively, “Blackstone Holdings,” “Blackstone Holdings Partnerships” or the “Holding Partnerships”). Blackstone, through its wholly owned subsidiaries, is the sole general partner of each of the Holding Partnerships. Generally, holders of the limited partner interests in the Holding Partnerships may, four times each year, exchange their limited partnership interests (“Partnership Units”) for Blackstone common stock, on a one-to-one
basis, exchanging one Partnership Unit from each of the Holding Partnerships for one share of Blackstone common stock.